________________________________________________________________________________



                          THE HILLMAN TOTAL RETURN FUND


________________________________________________________________________________


           a series of the Hillman Capital Management Investment Trust






                               Semi-Annual Report

                     FOR THE PERIOD ENDED FEBRUARY 28, 2001




                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403



                          THE HILLMAN TOTAL RETURN FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about The Hillman Total Return Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.


                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 28, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 49.20%

      Aerospace & Defense - 1.46%
           The Boeing Company ......................................................                     600              $   37,320
                                                                                                                          ----------

      Automobiles - 1.31%
           Ford Motor Company ......................................................                   1,200                  33,372
                                                                                                                          ----------

      Banks - Money Center - 1.40%
           First Union Corporation .................................................                   1,100                  35,607
                                                                                                                          ----------

      Biotechnology - 1.42%
        (a)Amgen Inc. ..............................................................                     500                  36,031
                                                                                                                          ----------

      Chemicals - 1.37%
           E.I. Du Pont de Nemours and Company .....................................                     800                  34,952
                                                                                                                          ----------

      Computers - Hardware - 2.71%
        (a)Dell Computer Corporation ...............................................                   1,600                  35,000
        (a)Sun Microsystems, Inc. ..................................................                   1,700                  33,788
                                                                                                                          ----------
                                                                                                                              68,788
                                                                                                                          ----------
      Computers - Networking - 1.30%
        (a)Cisco Systems, Inc. .....................................................                   1,400                  33,162
                                                                                                                          ----------

      Computers - Software & Services - 1.12%
        (a)Oracle Corporation ......................................................                   1,500                  28,500
                                                                                                                          ----------

      Electric Companies - 1.34%
           Southern Company ........................................................                   1,100                  34,045
                                                                                                                          ----------

      Electrical Equipment - 2.57%
        (a)American Power Conversion Corporation ...................................                   2,700                  32,906
           General Electric Company ................................................                     700                  32,550
                                                                                                                          ----------
                                                                                                                              65,456
                                                                                                                          ----------
      Electronics - Semiconductor - 1.23%
           Intel Corporation .......................................................                   1,100                  31,419
                                                                                                                          ----------

      Financial - Diversified - 1.28%
           Morgan Stanley Dean Witter & Co. ........................................                     500                  32,565
                                                                                                                          ----------

      Hardware & Tools - 1.31%
           The Black & Decker Corporation ..........................................                     800                  33,208
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 28, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Healthcare - Diversified - 4.24%
           American Home Products Corporation ........................................                    600             $   37,062
           Bristol-Myers Squibb Company ..............................................                    500                 31,705
           Johnson & Johnson .........................................................                    400                 38,932
                                                                                                                          ----------
                                                                                                                             107,699
                                                                                                                          ----------
      Healthcare - Drugs, Major Pharmaceuticals - 1.26%
           Merck & Co., Inc. .........................................................                    400                 32,080
                                                                                                                          ----------

      Household Products - Non-durables - 1.11%
           Procter & Gamble Company ..................................................                    400                 28,200
                                                                                                                          ----------

      Insurance - Property & Casualty - 1.41%
           The Allstate Corporation ..................................................                    900                 35,874
                                                                                                                          ----------

      Lodging - Hotels - 1.29%
           Host Marriott Corporation .................................................                  2,600                 32,812
                                                                                                                          ----------

      Manufacturing - Diversified - 1.33%
           Minnesota Mining and Manufacturing Co. ....................................                    300                 33,825
                                                                                                                          ----------

      Oil - International Integrated - 1.28%
           Exxon Mobil Corporation ...................................................                    400                 32,420
                                                                                                                          ----------

      Photography/Imaging - 1.41%
           Eastman Kodak Company .....................................................                    800                 36,000
                                                                                                                          ----------

      Real Estate Investment Trust - 5.37%
           Apartment Investment & Management Company .................................                    800                 35,200
           Correctional Properties Trust .............................................                  2,800                 33,544
           Shurgard Storage Centers, Inc. ............................................                  1,400                 35,042
           Storage USA, Inc. .........................................................                  1,100                 32,780
                                                                                                                          ----------
                                                                                                                             136,566
                                                                                                                          ----------
      Restaurants & Food Services - 2.67%
        (a)Outback Steakhouse, Inc. ..................................................                  1,300                 34,580
        (a)Starbucks Corporation .....................................................                    700                 33,338
                                                                                                                          ----------
                                                                                                                              67,918
                                                                                                                          ----------
      Retail - General Merchandise - 1.45%
           Sears, Roebuck and Co. ....................................................                    900                 36,945
                                                                                                                          ----------



                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 28, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Specialty - 1.29%
        (a)Staples, Inc. ...........................................................                   2,200              $   32,725
                                                                                                                          ----------

      Retail - Grocery - 1.19%
        (a)Whole Foods Market, Inc. ................................................                     700                  30,187
                                                                                                                          ----------

      Retirement/Aged Care - 1.40%
        (a)Sunrise Assisted Living, Inc. ...........................................                   1,500                  35,625
                                                                                                                          ----------

      Telephone - 2.68%
           SBC Communications Inc. .................................................                     700                  33,390
           Verizon Communications Inc. .............................................                     700                  34,650
                                                                                                                          ----------
                                                                                                                              68,040
                                                                                                                          ----------

           Total Common Stocks (Cost $1,269,454) ...........................................................               1,251,341
                                                                                                                          ----------

INVESTMENT COMPANIES - 5.43%

      Allied Capital Corporation ...................................................                   3,200                  76,400
      Putnam Master Income Trust ...................................................                   9,100                  61,789
                                                                                                                          ----------

           Total Investment Companies (Cost $138,286) ......................................................                 138,189
                                                                                                                          ----------

Total Value of Investments (Cost $1,407,740 (b)) ...................................                 54.63 %              $1,389,530
Other Assets Less Liabilities ......................................................                 45.37 %               1,153,768
                                                                                                    ------                ----------
      Net Assets ...................................................................                100.00 %              $2,543,298
                                                                                                    ======                ==========


      (a) Non-income producing investment.

      (b) Aggregate  cost  for   financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation .........................................................................             $   19,430
           Unrealized depreciation .........................................................................                (37,640)
                                                                                                                         ----------

                       Net unrealized depreciation .........................................................             $  (18,210)
                                                                                                                         ==========




See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          February 28, 2001
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $1,407,740) .........................................................                 $ 1,389,530
      Cash ............................................................................................                     232,184
      Income receivable ...............................................................................                       1,109
      Receivable for fund shares sold .................................................................                     910,979
      Other assets ....................................................................................                      10,236
                                                                                                                        -----------

           Total assets ...............................................................................                   2,544,038
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                         513
      Payable for fund shares redeemed ................................................................                         227
                                                                                                                        -----------

           Total liabilities ..........................................................................                         740
                                                                                                                        -----------

NET ASSETS
      (applicable to 259,285 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 2,543,298
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($2,543,298 / 259,285 shares) ...................................................................                 $      9.81
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 2,563,001
      Accumulated net investment loss .................................................................                      (1,493)
      Net unrealized depreciation on investments ......................................................                     (18,210)
                                                                                                                        -----------
                                                                                                                        $ 2,543,298
                                                                                                                        ===========















See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended February 28, 2001
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ......................................................................................                $  1,143
                                                                                                                           --------

      Expenses
           Investment advisory fees (note 2) ..............................................................                     854
           Fund administration fees (note 2) ..............................................................                     107
           Distribution and service fees (note 3) .........................................................                     213
           Fund accounting fees (note 2) ..................................................................                   2,080
           Audit fees .....................................................................................                   1,577
           Legal fees .....................................................................................                     836
           Securities pricing fees ........................................................................                      54
           Other accounting fees (note 2) .................................................................                   1,755
           Registration and filing expenses ...............................................................                     169
                                                                                                                           --------

                Total expenses ............................................................................                   7,645
                                                                                                                           --------

                Less:
                    Investment advisory fees waived (note 2) ..............................................                    (854)
                    Fund administration fees waived (note 2) ..............................................                    (107)
                    Fund accounting fees waived (note 2) ..................................................                  (2,080)
                    Other accounting fees waived (note 2) .................................................                  (1,755)
                    Distribution and service fees waived (note 3) .........................................                    (213)
                                                                                                                           --------

                Net expenses ..............................................................................                   2,636
                                                                                                                           --------

                    Net investment loss ...................................................................                  (1,493)
                                                                                                                           --------

UNREALIZED LOSS ON INVESTMENTS

      Decrease in unrealized appreciation on investments ..................................................                 (18,210)
                                                                                                                           --------

                Net decrease in net assets resulting from operations ......................................                $(19,703)
                                                                                                                           ========











See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Period ended
                                                                                                                        February 28,
                                                                                                                          2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

      Operations
           Net investment loss .............................................................................            $    (1,493)
           Decrease in unrealized appreciation on investments ..............................................                (18,210)
                                                                                                                        -----------

                Net decrease in net assets resulting from operations .......................................                (19,703)
                                                                                                                        -----------


      Capital share transactions
           Increase in net assets resulting from capital share transactions (b) ............................              2,563,001
                                                                                                                        -----------

                       Total increase in net assets ........................................................              2,543,298

NET ASSETS

      Beginning of period ..................................................................................                      0
                                                                                                                        -----------

      End of period ........................................................................................            $ 2,543,298
                                                                                                                        ===========



(a)   For the period from December 29, 2000 (date of initial public offering) to February 28, 2001.

(b)   A summary of capital share activity follows:
                                                                                              --------------------------------------
                                                                                                            Period ended
                                                                                                        February 28, 2001 (a)

                                                                                                 Shares                    Value
                                                                                              --------------------------------------

Shares sold ....................................................................                  259,310               $ 2,563,247

Shares redeemed ................................................................                      (25)                     (246)
                                                                                              -----------               -----------

      Net increase .............................................................                  259,285               $ 2,563,001
                                                                                              ===========               ===========










See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Period ended
                                                                                                                    February 28,
                                                                                                                      2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................................................             $     10.00

      Loss from investment operations
           Net investment loss ........................................................................                   (0.01)
           Net unrealized loss on investments .........................................................                   (0.18)
                                                                                                                    -----------

                Total from investment operations ......................................................                   (0.19)
                                                                                                                    -----------

Net asset value, end of period ........................................................................             $      9.81
                                                                                                                    ===========

Total return ..........................................................................................                   (1.90)%
                                                                                                                    ===========

Ratios/supplemental data
      Net assets, end of period .......................................................................             $ 2,543,298
                                                                                                                    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..............................................                    8.97 %(b)
           After expense reimbursements and waived fees ...............................................                    3.09 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ..............................................                   (7.61)%(b)
           After expense reimbursements and waived fees ...............................................                   (1.73)%(b)

      Portfolio turnover rate .........................................................................                    0.00 %

(a)   For the period from December 29, 2000 (date of initial public offering) to February 28, 2001.

(b)   Annualized.











See accompanying notes to financial statements


                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The  Hillman  Total  Return  Fund  (the  "Fund"),   an  open-ended
              investment company, is a diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"). The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on December 29, 2000. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending August 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


                                                                     (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an  investment  advisory  agreement,  Hillman  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has voluntarily waived all of its fee in the amount of $854 ($0.02 per share) for the period ended February 28, 2001. There can be no assurance that the foregoing voluntary fee waiver will continue.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also received a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived all of these fees amounting to $3,920 ($0.07 per share) for the period ending February 28, 2001.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Funds' transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.

              The Distributor has voluntarily waived $213 under the Plan for the period ended February 28, 2001.


                                                                     (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001
                                   (Unaudited)



NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $1,407,740 and $0.00, respectively, for the period ended February 28, 2001.

________________________________________________________________________________



                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND


________________________________________________________________________________


           a series of the Hillman Capital Management Investment Trust




                               Semi-Annual Report

                     FOR THE PERIOD ENDED FEBRUARY 28, 2001




                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403



                       THE HILLMAN AGGRESSIVE EQUITY FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about The Hillman Aggressive Equity Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 28, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 56.18%

      Biotechnology - 5.53%
        (a)Amgen, Inc. ...........................................................                    1,200               $   86,475
                                                                                                                          ----------

      Computers - Hardware - 10.29%
        (a)Dell Computer Corporation .............................................                    5,000                  109,375
        (a)Sun Microsystems, Inc. ................................................                    2,600                   51,675
                                                                                                                          ----------
                                                                                                                             161,050
                                                                                                                          ----------
      Computers - Networking - 3.33%
        (a)Cisco Systems, Inc. ...................................................                    2,200                   52,113
                                                                                                                          ----------

      Computer Software & Services - 3.16%
        (a)Oracle Corporation ....................................................                    2,600                   49,400
                                                                                                                          ----------

      Entertainment - 3.66%
        (a)AOL Time Warner Inc. ..................................................                    1,300                   57,239
                                                                                                                          ----------

      Financial - Banks, Money Center - 3.93%
           First Union Corporation ...............................................                    1,900                   61,503
                                                                                                                          ----------

      Healthcare - Diversified - 4.36%
           Johnson & Johnson .....................................................                      700                   68,131
                                                                                                                          ----------

      Insurance - Property & Casualty - 3.82%
           The Allstate Corporation ..............................................                    1,500                   59,790
                                                                                                                          ----------

      Restaurants & Food Service - 8.04%
        (a)Outback Steakhouse, Inc. ..............................................                    2,400                   63,840
        (a)Starbucks Corporation .................................................                    1,300                   61,912
                                                                                                                          ----------
                                                                                                                             125,752
                                                                                                                          ----------
      Retail - Grocery - 5.51%
        (a)Whole Foods Market, Inc. ..............................................                    2,000                   86,250
                                                                                                                          ----------

      Retirement/Aged Care - 4.55%
        (a)Sunrise Assisted Living, Inc. .........................................                    3,000                   71,250
                                                                                                                          ----------

           Total Common Stocks (Cost $939,916) ............................................................                  878,953
                                                                                                                          ----------





                                                                                                                         (Continued)

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 28, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 8.17%

      Allied Capital Corporation .....................................................                2,700               $   64,463
      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Select Shares ...................................               63,334                   63,334
                                                                                                                          ----------

           Total Investment Companies (Cost $126,656) .....................................................                  127,797
                                                                                                                          ----------

Total Value of Investments (Cost $1,066,572 (b)) .....................................                64.35 %             $1,006,750
Other Assets Less Liabilities ........................................................                35.65 %                557,689
                                                                                                     ------               ----------
      Net Assets .....................................................................               100.00 %             $1,564,439
                                                                                                     ======               ==========




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation ........................................................................              $    9,041
           Unrealized depreciation ........................................................................                 (68,863)
                                                                                                                         ----------

                       Net unrealized depreciation ........................................................              $  (59,822)
                                                                                                                         ==========
















See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         February 28, 2001
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $1,066,572) .........................................................                 $ 1,006,750
      Cash ............................................................................................                     367,274
      Income receivable ...............................................................................                         968
      Receivable for fund shares sold .................................................................                     181,530
      Other assets ....................................................................................                      10,330
                                                                                                                        -----------

           Total assets ...............................................................................                   1,566,852
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                       2,413
                                                                                                                        -----------

NET ASSETS
      (applicable to 168,740 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 1,564,439
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($1,564,439 / 168,740 shares) ...................................................................                 $      9.27
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 1,625,947
      Accumulated net investment loss .................................................................                      (1,686)
      Net unrealized depreciation on investments ......................................................                     (59,822)
                                                                                                                        -----------
                                                                                                                        $ 1,564,439
                                                                                                                        ===========


















See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended February 28, 2001
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ......................................................................................                $    970
                                                                                                                           --------

      Expenses
           Investment advisory fees (note 2) ..............................................................                     636
           Fund administration fees (note 2) ..............................................................                      80
           Distribution and service fees (note 3) .........................................................                     153
           Fund accounting fees (note 2) ..................................................................                   2,077
           Audit fees .....................................................................................                   1,577
           Legal fees .....................................................................................                     836
           Securities pricing fees ........................................................................                      74
           Other accounting fees (note 2) .................................................................                   1,768
           Registration and filing expenses ...............................................................                     169
                                                                                                                           --------

                Total expenses ............................................................................                   7,370
                                                                                                                           --------

                Less:
                    Investment advisory fees waived (note 2) ..............................................                    (636)
                    Fund administration fees waived (note 2) ..............................................                     (80)
                    Fund accounting fees waived (note 2) ..................................................                  (2,077)
                    Other accounting fees waived (note 2) .................................................                  (1,768)
                    Distribution and service fees waived (note 3) .........................................                    (153)
                                                                                                                           --------

                Net expenses ..............................................................................                   2,656
                                                                                                                           --------

                    Net investment loss ...................................................................                  (1,686)
                                                                                                                           --------

UNREALIZED LOSS ON INVESTMENTS

      Decrease in unrealized appreciation on investments ..................................................                 (59,822)
                                                                                                                           --------

                Net decrease in net assets resulting from operations ......................................                $(61,508)
                                                                                                                           ========











See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Period ended
                                                                                                                       February 28,
                                                                                                                         2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

      Operations
           Net investment loss .............................................................................            $    (1,686)
           Decrease in unrealized appreciation on investments ..............................................                (59,822)
                                                                                                                        -----------

                Net decrease in net assets resulting from operations .......................................                (61,508)
                                                                                                                        -----------

      Capital share transactions
           Increase in net assets resulting from capital share transactions (b) ............................              1,625,947
                                                                                                                        -----------

                       Total increase in net assets ........................................................              1,564,439

NET ASSETS

      Beginning of period ..................................................................................                      0
                                                                                                                        -----------

      End of period ........................................................................................            $ 1,564,439
                                                                                                                        ===========


   (a) For the period from December 29, 2000 (date of initial public offering) to February 28, 2001.

   (b) A summary of capital share activity follows:

                                                                                               -------------------------------------
                                                                                                            Period ended
                                                                                                       February 28, 2001 (a)

                                                                                                  Shares                   Value
                                                                                               -------------------------------------

Shares sold ....................................................................                   168,741              $ 1,625,956
Shares redeemed ................................................................                        (1)                      (9)
                                                                                               -----------              -----------

      Net increase .............................................................                   168,740              $ 1,625,947
                                                                                               ===========              ===========










See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Period ended
                                                                                                                   February 28,
                                                                                                                     2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .............................................................                  $     10.00

      Loss from investment operations
           Net investment loss ...................................................................                        (0.01)
           Net unrealized loss on investments ....................................................                        (0.72)
                                                                                                                    -----------

                Total from investment operations .................................................                        (0.73)
                                                                                                                    -----------

Net asset value, end of period ...................................................................                  $      9.27
                                                                                                                    ===========

Total return .....................................................................................                        (7.30)%
                                                                                                                    ===========

Ratios/supplemental data
      Net assets, end of period ..................................................................                  $ 1,564,439
                                                                                                                    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .........................................                        11.57 %(b)
           After expense reimbursements and waived fees ..........................................                         4.18 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .........................................                       (10.08)%(b)
           After expense reimbursements and waived fees ..........................................                        (2.66)%(b)

      Portfolio turnover rate ....................................................................                         0.00 %


(a) For the period from December 29, 2000 (date of initial public offering) to February 28, 2001.

(b) Annualized.












See accompanying notes to financial statements


                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Hillman Aggressive Equity Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"). The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on December 29, 2000. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending August 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an  investment  advisory  agreement,  Hillman  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has voluntarily waived all of its fee in the amount of $636 ($0.02 per share) for the period ended February 28, 2001. There can be no assurance that the foregoing voluntary fee waiver will continue.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also received a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived all of these fees amounting to $3,925 ($0.09 per share) for the period ending February 28, 2001.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Funds' transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.

              The Distributor has voluntarily waived $153 under the Plan for the period ended February 28, 2001.


                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001
                                   (Unaudited)



NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $1,003,237 and $0.00, respectively, for the period ended February 28, 2001.